Goodwill and other intangible assets - Amortization of Softwares Recognized in Income Statement (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Cost of sales	€ 13,205	€ 12,628	[1]	€ 11,882	[1]
Research and development expenses	7,394	6,507	[1]	6,501	[1]
Selling and general expenses	9,183	8,933	[1]	8,739	[1]
Other operating expenses	4,382	3,443	[1]	2,523	[1]
Net income excluding the exchanged/held-for-exchange Animal Health business	64	338	[1]	401	[1]
Amortization expense	1,749	1,911	[1]	1,804	[1]
Amortization of computer software and other rights of an industrial or operational nature
Disclosure of detailed information about intangible assets [line items]
Cost of sales	16	14	[2]	9
Research and development expenses	1	3	[2]	1
Selling and general expenses	87	100	[2]	82
Other operating expenses	1	2	[2]	4
Net income excluding the exchanged/held-for-exchange Animal Health business	1	1	[2]	1
Amortization expense	€ 106	€ 120	[2]	€ 97

[1]	Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation
[2]	(a)Figures for comparative periods (2023 and 2022) have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation